Schedule of other non financial assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Other Non Financial Assets
Fair value adjustment – financial assets		₨ 1,481
Restricted asset		206,074	195,491
Total		207,555	195,491
Non-current	$ 2,490	₨ 207,555	₨ 195,491